N-2	Jul. 26, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001735964
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	CLIFFWATER CORPORATE LENDING FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Class I Shares
SHAREHOLDER TRANSACTION EXPENSES:

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL EXPENSES (AS A PERCENTAGE OF NET ASSETS ATTRIBUTABLE TO SHARES)(1)
Management Fees(2)	1.00%
Fees and Interest Payments on Borrowed Funds(3)	2.07%
Acquired Fund Fees and Expenses(3)	0.31%
Other Expenses(3)	0.23%
Total Annual Expenses	3.61%

(1)      This table summarizes the expenses of the Fund and is designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. For purposes of determining net assets in fee table calculations, derivatives are valued at market value. This table assumes estimated average net assets of approximately $24.5 billion, which represents the Fund’s average net assets as of December 31, 2024.

(2)      Management Fees include the Investment Management Fee paid to the Investment Manager at an annual rate of 1.00% payable monthly in arrears, accrued daily based upon the Fund’s average daily net assets. The Investment Management Fee paid to the Investment Manager will be paid out of the Fund’s assets. Such management fees are paid before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund.

(3)      “Fees and Interest Payments on Borrowed Funds,” “Other Expenses,” and “Acquired Fund Fees and Expenses” represent estimated amounts that the Fund is currently incurring.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

EXAMPLE

Class I Shares

	1 Year	3 Years	5 Years	10 Years
You Would Pay the Following Expenses on a $1,000 Investment in the Fund, Assuming a 5% Annual Return:
	$36	$111	$187	$387

The example is based on the annual fees and expenses of Class I Shares set out in the table above and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the example. A greater rate of return than that used in the example would increase the dollar amount of the asset-based fees paid by the Fund.

Purpose of Fee Table , Note [Text Block]

The following tables describe the aggregate fees and expenses that the Fund expects to incur and that the Shareholders can expect to bear, either directly or indirectly, through the Fund’s investments.

Other Expenses, Note [Text Block]	“Fees and Interest Payments on Borrowed Funds,” “Other Expenses,” and “Acquired Fund Fees and Expenses” represent estimated amounts that the Fund is currently incurring.
Management Fee not based on Net Assets, Note [Text Block]	Management Fees include the Investment Management Fee paid to the Investment Manager at an annual rate of 1.00% payable monthly in arrears, accrued daily based upon the Fund’s average daily net assets. The Investment Management Fee paid to the Investment Manager will be paid out of the Fund’s assets. Such management fees are paid before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund.
Acquired Fund Fees Estimated, Note [Text Block]	“Fees and Interest Payments on Borrowed Funds,” “Other Expenses,” and “Acquired Fund Fees and Expenses” represent estimated amounts that the Fund is currently incurring.
Class I Shares [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.00%	[1],[2]
Interest Expenses on Borrowings [Percent]	2.07%	[2],[3]
Acquired Fund Fees and Expenses [Percent]	0.31%	[2],[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.23%	[2],[3]
Total Annual Expenses [Percent]	3.61%	[2]
Expense Example, Year 01	$ 36
Expense Example, Years 1 to 3	111
Expense Example, Years 1 to 5	187
Expense Example, Years 1 to 10	$ 387
Basis of Transaction Fees, Note [Text Block]	AS A PERCENTAGE OF NET ASSETS ATTRIBUTABLE TO SHARES

[1]	Management Fees include the Investment Management Fee paid to the Investment Manager at an annual rate of 1.00% payable monthly in arrears, accrued daily based upon the Fund’s average daily net assets. The Investment Management Fee paid to the Investment Manager will be paid out of the Fund’s assets. Such management fees are paid before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund.
[2]	This table summarizes the expenses of the Fund and is designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. For purposes of determining net assets in fee table calculations, derivatives are valued at market value. This table assumes estimated average net assets of approximately $24.5 billion, which represents the Fund’s average net assets as of December 31, 2024.
[3]	“Fees and Interest Payments on Borrowed Funds,” “Other Expenses,” and “Acquired Fund Fees and Expenses” represent estimated amounts that the Fund is currently incurring.